DEBT (Tables)	12 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
Summary of Components of Debt and Reconciliation to Carrying Amount
The components of debt from continuing operations and a reconciliation to the carrying amount of long-term debt is presented in the table below:

	July 31, 2021	July 31, 2020
	(In thousands)
Unsecured
7.50% Convertible Senior Note due March 1, 2024	14,940	14,940
Credit Facilities
MidCap Credit Facility	—	—
Less: unamortized discounts and issuance costs(a)	(5,793)	(7,220)
Total debt, net	9,147	7,720
Less: current portion of debt, net	—	—
Total long-term debt, net	$9,147	$7,720
(a) Amounts include deferred debt issuance costs related to credit facilities of $196 thousand and $334 thousand as of July 31, 2021 and 2020, respectively, which are presented in Other Assets.

Net Carrying Value of the Notes	The table below presents the net carrying value of the SPHG Note:

	July 31, 2021	July 31, 2020
	(In thousands)
Carrying amount of equity component	$8,200	$8,200

Principal amount of note	$14,940	$14,940
Unamortized debt discount	(5,597)	(6,886)
Net carrying amount	$9,343	$8,054

Summary of Interest Expense Related to Convertible Notes
During the fiscal years ended July 31, 2021 and 2020, the Company recognized interest expense associated with the SPHG Note as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Interest expense related to contractual interest coupon	$1,136	$1,142
Interest expense related to accretion of the discount	1,290	622
	$2,426	$1,764